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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment[ ]; Amendment Number:
This Amendment (Check only one):[ ] is a restatement
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                                       E*TRADE Asset Management, Inc.
Address:                                    4500 Bohannon Drive
                                            Menlo Park, CA 94025
13F File Number:                            28- 10647

The institutional investment manager filing this report and the person by whom it is assigned hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                               Timothy Williams
Title:                              Chief Compliance Officer
Phone:                              703-236-8234
Signature, Place, and Date of Signing:
Timothy Williams, Arlington, VA, February 11, 2009

Report Type (Check only one.):
                                        [ ]      13F HOLDINGS REPORT.
                                        [X]      13F NOTICE.
                                        [ ]      13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
28-12397                   World Asset Management, Inc.
28-01488                   Delphi Management, Inc.